CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Policy charges and fee income	$ 3,344	$ 3,291	$ 3,150
Premiums	854	828	847
Net derivative gains (losses)	(1,163)	(1,075)	3,555
Net investment income (loss)	2,318	2,057	2,210
Investment gains (losses), net:
Total other-than-temporary impairment losses	(65)	(41)	(72)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Net impairment losses recognized	(65)	(41)	(72)
Other investment gains (losses), net	81	21	14
Total investment gains (losses), net	16	(20)	(58)
Investment management and service fees	3,755	3,902	3,900
Other income	36	40	30
Total revenues	9,160	9,023	13,634
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	2,745	2,457	3,708
Interest credited to policyholders’ account balances	1,079	973	1,029
Compensation and benefits	1,723	1,783	1,739
Commissions	1,095	1,111	1,147
Distribution related payments	372	394	413
Interest expense	16	20	53
Amortization of deferred policy acquisition costs, net	287	(254)	(350)
Other operating costs and expenses	1,458	1,497	1,668
Total benefits and other deductions	8,775	7,981	9,407
Income (loss) from operations, before income taxes	385	1,042	4,227
Income tax (expense) benefit	168	23	(1,040)
Net income (loss)	553	1,065	3,187
Less: net (income) loss attributable to the noncontrolling interest	(496)	(398)	(382)
Net Income (Loss) Attributable to AXA Equitable	$ 57	$ 667	$ 2,805